Income Taxes (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Effective income tax rate (in percent)	(1.10%)	0.00%	(0.80%)	0.00%	0.00%	129.33%	(3.71%)
Income tax expense	$ 315,000	$ 0	$ 315,000	$ 0	$ 0	$ 460,000	$ (783,000)